UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		August 11, 2004
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		17

Form 13F Information Table Value Total:		35,325 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER				TITLE OF	CUSIP		VALUE		SHARES    INV	OTHER		VOTING AUTH
						CLASS				X1000			    DISC	MGR		SOLE

AMERICAN DENTAL PARTNERS            COMMON      025353103    23,237   1,298,163   Sole               1,298,163
ANNTAYLOR STORES CORP               COMMON      036115103       207       7,130   Sole                   7,130
BARNES & NOBLE INC                  COMMON      067774109       230       6,775   Sole                   6,775
COMARCO INC                         COMMON      200080109     3,844     545,286   Sole                 545,286
DOREL INDUSTRIES INC                COMMON      25822C205       204       6,237   Sole                   6,237
DAVITA INC                          COMMON      23918K108       211       6,840   Sole                   6,840
GAMESTOP CORP CL A                  COMMON      36466R101       205      13,460   Sole                  13,460
H & R BLOCK  INC                    COMMON      093671105       201       4,216   Sole                   4,216
IMPAC MED SYS INC                   COMMON      45255A104       212      14,500   Sole                  14,500
K-SWISS INC-CL A                    COMMON      482686102       205      10,125   Sole                  10,125
OPINION RESEARCH CORP               COMMON      683755102       606      87,326   Sole                  87,326
PROQUEST COMPANY                    COMMON      74346P102     3,822     140,261   Sole                 140,261
REGAL ENTERTAINMENT GROUP           COMMON      758766109       207      11,420   Sole                  11,420
RENAL CARE GROUP INC                COMMON      759930100       212       6,387   Sole                   6,387
SPORTSMANS GUIDE INC                COMMON      848907200     1,290      55,129   Sole                  55,129
Tesma Intl Inc Cl A                 COMMON      881908107       216       8,094   Sole                   8,094
WEBEX COMMUNICATIONS INC            COMMON      94767L109       216       9,940   Sole                   9,940





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